Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Equity	$ 850,236	$ 662,321	$ 594,573
Debt facilities	152,708	155,818
Lease liabilities	20,575	21,936	5,847
Less: cash and cash equivalents	(238,578)	(169,009)	$ (57,013)
Capital	$ 784,941	$ 671,066